Accounts Payable (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Payable [Abstract]
Schedule of Accounts Payable	Accounts payable consisted of the following:
	Years Ended June 30,
	2024	2023
Beijing Fushi Technology Co., LTD(1)	$653,463	$26,812
Others	231	500
Balance at end of the year(subtotal)	$653,694	$27,312
(1)	Haoxi and Fushi agreed a supplementary agreement that Haoxi shall refund 5 percent and 1 percent for fiscal 2024 and 2023 of cash receipts from Fushi in three months after Haoxi receives the cash rebates from the media platform.